Investment Securities (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Public deposits	Dec. 31, 2013 Public deposits	Dec. 31, 2012 Public deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Realized gross gains from sale of investment securities	$ 648,000	$ 76,000	$ 250,000
Gross losses on the sale of investment securities	0	95,000	0
Securities pledged as collateral				$ 5,800,000	$ 6,200,000	$ 5,000,000